Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following summarizes stock option activity for the years ended December 31, 2015 and 2014:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	285,000	$0.97	1.43	$147,656
Granted in 2014	21,000	2.92
Exercised in 2014	(77,000)	1.18
Forfeited or expired in 2014	(147,000)	0.75
Outstanding at December 31, 2014	82,000	$1.68	2.68	$59,115
Exercised in 2015	(40,000)	1.53
Forfeited or expired in 2015	(7,000)	1.34
Outstanding at December 31, 2015	35,000	$1.92	2.35	$24,876

Vested and exercisable at December 31, 2014	81,000	$1.69	2.69	$58,515
Vested and exercisable at December 31, 2015	35,000	$1.92	2.35	$24,876

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about stock options outstanding at December 31, 2015:

	Stock Option Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$1.01- $ 2.00	21,000	$1.25	1.58	21,000	$1.25
$2.01- $ 3.00	14,000	2.92	3.50	14,000	2.92
	35,000	$1.92	2.35	35,000	$1.92